Note 2 - Summary of Significant Accounting Policies (Details) - Clients Accounting For 10% or More of Accounts Receivable - USD ($)	Dec. 31, 2015		Dec. 31, 2014
Client A [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Clients Accounting For 10% or More of Accounts Receivable [Line Items]
Amount		[1]	$ 1,963,900
Percentage		[1]	13.50%
Client B [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Clients Accounting For 10% or More of Accounts Receivable [Line Items]
Amount		[1]	$ 5,044,178
Percentage		[1]	34.60%
Client C [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Clients Accounting For 10% or More of Accounts Receivable [Line Items]
Amount	$ 4,245,971			[1]
Percentage	25.90%			[1]

[1]	Represented less than 10% of consolidated account receivable balance.